Shareholders' equity, net (Details 3) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Profit (loss) net (numerator)	$ (13,445,000)	$ 60,823,000	$ (323,492,000)
Total common and investment shares (denominator)	253,986,867,000	253,986,867,000	253,986,867,000
Profit (loss) net per basic share and diluted	$ (0.05)	$ 0.24	$ (1.27)
Profit (loss) net (numerator)	$ (4,451,000)	$ 74,533,000	$ (308,741,000)
Profit (loss) net per basic share and diluted	$ (0.02)	$ 0.28	$ (1.20)
Continuing operations [member]
Total common and investment shares (denominator)	253,986,867	253,986,867	253,986,867
Profit (loss) net (numerator)	$ (6,242,000)	$ 70,921,000	$ (304,419,000)
Profit (loss) net per basic share and diluted	$ (0.02)	$ 0.28	$ (1.20)